SCHEDULE OF INVESTMENTS
Ivy Pzena International Value Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium
Financials – 0.7%
KBC Group N.V.	31	$2,043

Total Belgium - 0.7%		$2,043

China
Utilities – 2.3%
China Resources Power Holdings Co. Ltd.	4,352	6,348

Total China - 2.3%		$6,348

Denmark
Financials – 0.9%
Danske Bank A.S.	152	2,403

Industrials – 2.7%
A.P. Moller - Maersk A/S	6	7,600

Total Denmark - 3.6%		$10,003

France
Communication Services – 2.5%
Publicis Groupe S.A.	132	6,970

Energy – 0.5%
Total S.A.	25	1,386

Financials – 2.1%
Amundi S.A.	65	4,556
SCOR SE	30	1,325

		5,881

Health Care – 0.7%
Sanofi-Aventis	23	1,956

Industrials – 7.4%
Bouygues S.A.	74	2,723
Rexel S.A.	651	8,262
Schneider Electric S.A.	103	9,297

		20,282

Total France - 13.2%		$36,475

Germany
Consumer Discretionary – 0.2%
Volkswagen Group	3	569

Industrials – 1.2%
Siemens AG	28	3,389

Total Germany - 1.4%		$3,958

Hong Kong
Information Technology – 1.6%
Lenovo Group Ltd.	5,588	4,327

Total Hong Kong - 1.6%		$4,327

Italy
Communication Services – 0.8%
Telecom Italia S.p.A.(A)	4,197	2,292

Financials – 0.8%
UniCredit S.p.A.	176	2,161

Utilities – 2.9%
ENEL S.p.A.	1,154	8,050

Total Italy - 4.5%		$12,503

Japan
Consumer Discretionary – 5.3%
Honda Motor Co. Ltd.	291	7,530
Iida Group Holdings Co. Ltd.	140	2,273
Isuzu Motors Ltd.	303	3,462

Toyota Motor Corp.	22	1,372

		14,637

Energy – 2.2%
Inpex Corp.	668	6,058

Financials – 4.4%
Dai-ichi Mutual Life Insurance Co. (The)	148	2,239
Fukuoka Financial Group, Inc.	77	1,403
MS&AD Insurance Group Holdings, Inc.	70	2,219
Resona Holdings, Inc.	503	2,096
Sumitomo Mitsui Financial Group, Inc.	117	4,147

		12,104

Industrials – 1.0%
Mitsui & Co. Ltd.	179	2,920

Information Technology – 2.5%
Fujitsu Ltd.	102	7,100

Materials – 2.8%
Hitachi Metals Ltd.	676	7,668

Total Japan - 18.2%		$50,487

Netherlands
Communication Services – 1.5%
Koninklijke KPN N.V.	1,345	4,130

Energy – 1.5%
Royal Dutch Shell plc, Class A	130	4,219

Financials – 1.8%
ING Groep N.V., Certicaaten Van Aandelen	438	5,071

Total Netherlands - 4.8%		$13,420

Singapore
Consumer Staples – 2.4%
Wilmar International Ltd.	2,403	6,579

Financials – 1.4%
DBS Group Holdings Ltd.	211	4,046

Total Singapore - 3.8%		$10,625

South Korea
Financials – 0.9%
Hana Financial Group, Inc.	78	2,536

Materials – 1.3%
POSCO	18	3,751

Total South Korea - 2.2%		$6,287

Spain
Financials – 0.8%
Bankia S.A.	946	2,234

Total Spain - 0.8%		$2,234

Sweden
Information Technology – 1.0%
Telefonaktiebolaget LM Ericsson, B Shares	302	2,864

Total Sweden - 1.0%		$2,864

Switzerland
Financials – 2.8%
Credit Suisse Group AG, Registered Shares	330	3,945

UBS Group AG	310	3,685

		7,630

Health Care – 4.1%
Novartis AG, Registered Shares	33	3,022
Roche Holdings AG, Genusscheine	30	8,406

		11,428

Industrials – 0.8%
ABB Ltd.	104	2,089

Total Switzerland - 7.7%		$21,147

Taiwan
Information Technology – 2.1%
Catcher Technology Co. Ltd.(A)	278	1,997
Hon Hai Precision Industry Co. Ltd.	1,518	3,787

		5,784

Total Taiwan - 2.1%		$5,784

United Kingdom
Communication Services – 2.8%
Vodafone Group plc	3,026	4,960
WPP Group plc	216	2,716

		7,676

Consumer Staples – 4.9%
British American Tobacco plc	78	2,717
J Sainsbury plc	1,305	3,244
Tesco plc	2,653	7,647

		13,608

Energy – 4.7%
FMC Technologies, Inc.	241	6,245
John Wood Group plc	1,171	6,741

		12,986

Financials – 9.0%
Aviva plc	638	3,381
Barclays plc	1,998	3,801
HSBC Holdings plc	699	5,832
Royal Bank of Scotland Group plc (The)	1,497	4,176
Standard Chartered plc	695	6,301
Willis Towers Watson plc	8	1,457

		24,948

Industrials – 2.6%
Travis Perkins plc	447	7,229

Total United Kingdom - 24.0%		$66,447

United States
Communication Services – 1.1%
News Corp., Class A	229	3,084

Health Care – 1.4%
Mylan, Inc.(A)	200	3,803

Total United States - 2.5%		$6,887

TOTAL COMMON STOCKS – 94.4%		$261,839

(Cost: $287,361)

PREFERRED STOCKS
Germany
Consumer Discretionary – 2.7%
Volkswagen AG, 2.260%	45	7,613

Total Germany - 2.7%		$7,613

TOTAL PREFERRED STOCKS – 2.7%		$7,613

(Cost: $7,888)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 2.4%
Federal National Mortgage Association 2.240%, 7-1-19	$1,831	1,831
Sonoco Products Co. 2.531%, 7-1-19	4,971	4,970

		6,801

TOTAL SHORT-TERM SECURITIES – 2.4%		$6,801

(Cost: $6,802)

TOTAL INVESTMENT SECURITIES – 99.5%		$276,253

(Cost: $302,051)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,492

NET ASSETS – 100.0%		$277,745

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at June 30, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$3,084	$21,068	$—
Consumer Discretionary	—	15,206	—
Consumer Staples	—	20,187	—
Energy	6,245	18,404	—
Financials	1,457	69,600	—
Health Care	3,803	13,384	—
Industrials	—	43,509	—
Information Technology	—	20,075	—

Materials	—	11,419	—
Utilities	—	14,398	—

Total Common Stocks	$14,589	$247,250	$—
Preferred Stocks	—	7,613	—
Short-Term Securities	—	6,801	—

Total	$14,589	$261,664	$—

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$302,051

Gross unrealized appreciation	11,443
Gross unrealized depreciation	(37,241)

Net unrealized depreciation	$(25,798)